Annual Total Returns	0 Months Ended
Jun. 01, 2011
(Money Market Funds - Investor) | WF Money Market Fund | Investor Class
Bar Chart Table:
Annual Return 2001	3.52%
Annual Return 2002	1.16%
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.60%
Annual Return 2006	4.50%
Annual Return 2007	4.78%
Annual Return 2008	2.35%
Annual Return 2009	0.17%
Annual Return 2010	0.01%
(Money Market Funds - Investor) | WF Municipal Money Market Fund | Investor Class
Bar Chart Table:
Annual Return 2001	2.67%
Annual Return 2002	1.27%
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	3.52%
Annual Return 2002	1.16%
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.53%
Annual Return 2006	4.38%
Annual Return 2007	4.67%
Annual Return 2008	2.24%
Annual Return 2009	0.12%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF California Municipal Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	1.90%
Annual Return 2002	0.81%
Annual Return 2003	0.39%
Annual Return 2004	0.58%
Annual Return 2005	1.75%
Annual Return 2006	2.77%
Annual Return 2007	2.98%
Annual Return 2008	1.55%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF Minnesota Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	2.23%
Annual Return 2002	0.84%
Annual Return 2003	0.33%
Annual Return 2004	0.47%
Annual Return 2005	1.64%
Annual Return 2006	2.68%
Annual Return 2007	2.92%
Annual Return 2008	1.54%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF Municipal Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	2.37%
Annual Return 2002	0.97%
Annual Return 2003	0.52%
Annual Return 2004	0.62%
Annual Return 2005	1.76%
Annual Return 2006	2.75%
Annual Return 2007	3.01%
Annual Return 2008	1.81%
Annual Return 2009	0.11%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF National Tax-Free Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	2.34%
Annual Return 2002	0.98%
Annual Return 2003	0.46%
Annual Return 2004	0.60%
Annual Return 2005	1.80%
Annual Return 2006	2.83%
Annual Return 2007	3.04%
Annual Return 2008	1.65%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF 100% Treasury Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	3.39%
Annual Return 2002	1.11%
Annual Return 2003	0.44%
Annual Return 2004	0.62%
Annual Return 2005	2.35%
Annual Return 2006	4.13%
Annual Return 2007	4.12%
Annual Return 2008	1.15%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF Treasury Plus Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	3.51%
Annual Return 2002	1.20%
Annual Return 2003	0.53%
Annual Return 2004	0.68%
Annual Return 2005	2.49%
Annual Return 2006	4.37%
Annual Return 2007	4.36%
Annual Return 2008	1.19%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF Government Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	3.54%
Annual Return 2002	1.19%
Annual Return 2003	0.52%
Annual Return 2004	0.77%
Annual Return 2005	2.62%
Annual Return 2006	4.45%
Annual Return 2007	4.62%
Annual Return 2008	1.73%
Annual Return 2009	0.02%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF New Jersey Municipal Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	2.28%
Annual Return 2002	0.92%
Annual Return 2003	0.55%
Annual Return 2004	0.58%
Annual Return 2005	1.73%
Annual Return 2006	2.72%
Annual Return 2007	3.09%
Annual Return 2008	1.50%
Annual Return 2009	0.12%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF New York Municipal Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001
Annual Return 2002	0.82%
Annual Return 2003	0.48%
Annual Return 2004	0.52%
Annual Return 2005	1.73%
Annual Return 2006	2.83%
Annual Return 2007	2.96%
Annual Return 2008	1.60%
Annual Return 2009	0.05%
Annual Return 2010	0.01%
(Money Market Funds - Retail) | WF Pennsylvania Municipal Money Market Fund | Class A
Bar Chart Table:
Annual Return 2001	2.43%
Annual Return 2002	1.13%
Annual Return 2003	0.55%
Annual Return 2004	0.65%
Annual Return 2005	1.82%
Annual Return 2006	2.79%
Annual Return 2007	3.01%
Annual Return 2008	1.74%
Annual Return 2009	0.15%
Annual Return 2010	0.01%
(Money Market Funds - Institutional) | WF California Municipal Money Market Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	2.11%
Annual Return 2002	1.02%
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.95%
Annual Return 2009	0.27%
Annual Return 2010	0.12%
(Money Market Funds - Institutional) | WF Municipal Money Market Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	2.67%
Annual Return 2002	1.27%
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.09%
(Money Market Funds - Institutional) | WF National Tax-Free Money Market Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	2.69%
Annual Return 2002	1.34%
Annual Return 2003	0.87%
Annual Return 2004	1.05%
Annual Return 2005	2.26%
Annual Return 2006	3.29%
Annual Return 2007	3.51%
Annual Return 2008	2.11%
Annual Return 2009	0.36%
Annual Return 2010	0.12%
(Money Market Funds - Institutional) | WF Treasury Plus Money Market Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	3.90%
Annual Return 2002	1.61%
Annual Return 2003	0.95%
Annual Return 2004	1.14%
Annual Return 2005	2.95%
Annual Return 2006	4.84%
Annual Return 2007	4.82%
Annual Return 2008	1.54%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
(Money Market Funds - Institutional) | WF Government Money Market Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	3.80%
Annual Return 2002	1.45%
Annual Return 2003	0.85%
Annual Return 2004	1.22%
Annual Return 2005	3.08%
Annual Return 2006	4.92%
Annual Return 2007	5.08%
Annual Return 2008	2.18%
Annual Return 2009	0.15%
Annual Return 2010	0.03%
(Money Market Funds - Institutional) | WF Municipal Cash Management Money Market Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	2.90%
Annual Return 2002	1.56%
Annual Return 2003	1.05%
Annual Return 2004	1.16%
Annual Return 2005	2.36%
Annual Return 2006	3.38%
Annual Return 2007	3.61%
Annual Return 2008	2.50%
Annual Return 2009	0.54%
Annual Return 2010	0.16%
(Money Market Funds - Institutional) | WF Prime Investment Money Market Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	3.77%
Annual Return 2002	1.30%
Annual Return 2003	0.81%
Annual Return 2004	1.22%
Annual Return 2005	3.12%
Annual Return 2006	4.94%
Annual Return 2007	5.20%
Annual Return 2008	2.71%
Annual Return 2009	0.44%
Annual Return 2010	0.14%
(Money Market Funds - Institutional) | WF Heritage Money Market Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	4.22%
Annual Return 2002	1.75%
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.24%
Annual Return 2008	2.82%
Annual Return 2009	0.49%
Annual Return 2010	0.13%
(Money Market Funds - Institutional) | WF Cash Investment Money Market Fund | Institutional Class
Bar Chart Table:
Annual Return 2001	4.27%
Annual Return 2002	1.72%
Annual Return 2003	1.04%
Annual Return 2004	1.26%
Annual Return 2005	3.10%
Annual Return 2006	4.95%
Annual Return 2007	5.25%
Annual Return 2008	2.82%
Annual Return 2009	0.52%
Annual Return 2010	0.15%
(Money Market Funds - Sweep) | WF California Municipal Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001	2.11%
Annual Return 2002	1.02%
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.76%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
(Money Market Funds - Sweep) | WF Minnesota Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001	2.23%
Annual Return 2002	0.84%
Annual Return 2003	0.33%
Annual Return 2004	0.47%
Annual Return 2005	1.64%
Annual Return 2006	2.68%
Annual Return 2007	2.92%
Annual Return 2008	1.54%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
(Money Market Funds - Sweep) | WF Municipal Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001	2.06%
Annual Return 2002	0.67%
Annual Return 2003	0.23%
Annual Return 2004	0.32%
Annual Return 2005	1.46%
Annual Return 2006	2.45%
Annual Return 2007	2.71%
Annual Return 2008	1.51%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
(Money Market Funds - Sweep) | WF National Tax-Free Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001	2.54%
Annual Return 2002	1.18%
Annual Return 2003	0.58%
Annual Return 2004	0.60%
Annual Return 2005	1.80%
Annual Return 2006	2.83%
Annual Return 2007	3.04%
Annual Return 2008	1.65%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
(Money Market Funds - Sweep) | WF 100% Treasury Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001	3.59%
Annual Return 2002	1.30%
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
(Money Market Funds - Sweep) | WF Treasury Plus Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001	3.66%
Annual Return 2002	1.35%
Annual Return 2003	0.61%
Annual Return 2004	0.68%
Annual Return 2005	2.49%
Annual Return 2006	4.37%
Annual Return 2007	4.36%
Annual Return 2008	1.19%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
(Money Market Funds - Sweep) | WF Government Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001	3.80%
Annual Return 2002	1.45%
Annual Return 2003	0.72%
Annual Return 2004	0.91%
Annual Return 2005	2.77%
Annual Return 2006	4.60%
Annual Return 2007	4.77%
Annual Return 2008	1.87%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
(Money Market Funds - Sweep) | WF New Jersey Municipal Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001	1.97%
Annual Return 2002	0.62%
Annual Return 2003	0.25%
Annual Return 2004	0.29%
Annual Return 2005	1.43%
Annual Return 2006	2.41%
Annual Return 2007	2.78%
Annual Return 2008	1.19%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
(Money Market Funds - Sweep) | WF New York Municipal Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001
Annual Return 2002	0.52%
Annual Return 2003	0.20%
Annual Return 2004	0.24%
Annual Return 2005	1.43%
Annual Return 2006	2.52%
Annual Return 2007	2.65%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
(Money Market Funds - Sweep) | WF Pennsylvania Municipal Money Market Fund | Class Sweep
Bar Chart Table:
Annual Return 2001	1.98%
Annual Return 2002	0.70%
Annual Return 2003	0.24%
Annual Return 2004	0.35%
Annual Return 2005	1.51%
Annual Return 2006	2.48%
Annual Return 2007	2.70%
Annual Return 2008	1.43%
Annual Return 2009	0.05%
Annual Return 2010	0.01%
(Money Market Funds - Select) | WF Heritage Money Market Fund | Select Class
Bar Chart Table:
Annual Return 2001	4.22%
Annual Return 2002	1.75%
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.26%
Annual Return 2008	2.90%
Annual Return 2009	0.56%
Annual Return 2010	0.20%
(Money Market Funds - Select) | WF Cash Investment Money Market Fund | Select Class
Bar Chart Table:
Annual Return 2001	4.27%
Annual Return 2002	1.72%
Annual Return 2003	1.04%
Annual Return 2004	1.26%
Annual Return 2005	3.10%
Annual Return 2006	4.95%
Annual Return 2007	5.27%
Annual Return 2008	2.89%
Annual Return 2009	0.59%
Annual Return 2010	0.22%
(Money Market Funds - Daily) | WF Money Market Fund | Class Daily
Bar Chart Table:
Annual Return 2001	3.52%
Annual Return 2002	1.16%
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.53%
Annual Return 2006	4.38%
Annual Return 2007	4.67%
Annual Return 2008	2.24%
Annual Return 2009	0.12%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	3.52%
Annual Return 2002	1.16%
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.60%
Annual Return 2006	4.50%
Annual Return 2007	4.78%
Annual Return 2008	2.35%
Annual Return 2009	0.17%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF California Municipal Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	2.11%
Annual Return 2002	1.02%
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.76%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF Municipal Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	2.67%
Annual Return 2002	1.27%
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF National Tax-Free Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	2.54%
Annual Return 2002	1.18%
Annual Return 2003	0.66%
Annual Return 2004	0.80%
Annual Return 2005	2.00%
Annual Return 2006	3.04%
Annual Return 2007	3.25%
Annual Return 2008	1.86%
Annual Return 2009	0.16%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF 100% Treasury Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	3.59%
Annual Return 2002	1.30%
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF Treasury Plus Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	3.66%
Annual Return 2002	1.35%
Annual Return 2003	0.68%
Annual Return 2004	0.83%
Annual Return 2005	2.64%
Annual Return 2006	4.52%
Annual Return 2007	4.51%
Annual Return 2008	1.30%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF Government Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	3.80%
Annual Return 2002	1.45%
Annual Return 2003	0.72%
Annual Return 2004	0.91%
Annual Return 2005	2.77%
Annual Return 2006	4.60%
Annual Return 2007	4.77%
Annual Return 2008	1.87%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF New Jersey Municipal Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	2.58%
Annual Return 2002	1.22%
Annual Return 2003	0.85%
Annual Return 2004	0.88%
Annual Return 2005	2.03%
Annual Return 2006	3.03%
Annual Return 2007	3.40%
Annual Return 2008	1.80%
Annual Return 2009	0.25%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF New York Municipal Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002	1.13%
Annual Return 2003	0.78%
Annual Return 2004	0.83%
Annual Return 2005	2.04%
Annual Return 2006	3.14%
Annual Return 2007	3.26%
Annual Return 2008	1.90%
Annual Return 2009	0.18%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF Pennsylvania Municipal Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	2.59%
Annual Return 2002	1.31%
Annual Return 2003	0.84%
Annual Return 2004	0.95%
Annual Return 2005	2.12%
Annual Return 2006	3.10%
Annual Return 2007	3.32%
Annual Return 2008	2.04%
Annual Return 2009	0.29%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF Municipal Cash Management Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	2.65%
Annual Return 2002	1.30%
Annual Return 2003	0.80%
Annual Return 2004	0.90%
Annual Return 2005	2.10%
Annual Return 2006	3.12%
Annual Return 2007	3.35%
Annual Return 2008	2.24%
Annual Return 2009	0.31%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF Prime Investment Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	3.77%
Annual Return 2002	1.30%
Annual Return 2003	0.66%
Annual Return 2004	0.87%
Annual Return 2005	2.76%
Annual Return 2006	4.58%
Annual Return 2007	4.84%
Annual Return 2008	2.36%
Annual Return 2009	0.16%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF Heritage Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	3.99%
Annual Return 2002	1.53%
Annual Return 2003	0.85%
Annual Return 2004	1.04%
Annual Return 2005	2.89%
Annual Return 2006	4.75%
Annual Return 2007	5.07%
Annual Return 2008	2.69%
Annual Return 2009	0.36%
Annual Return 2010	0.01%
(Money Market Funds - Service (Class S)) | WF Cash Investment Money Market Fund | Service Class
Bar Chart Table:
Annual Return 2001	4.03%
Annual Return 2002	1.49%
Annual Return 2003	0.78%
Annual Return 2004	0.95%
Annual Return 2005	2.80%
Annual Return 2006	4.64%
Annual Return 2007	4.94%
Annual Return 2008	2.51%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
(Money Market Funds - Administrator) | WF California Municipal Money Market Fund | Administrator Class
Bar Chart Table:
Annual Return 2001	2.11%
Annual Return 2002	1.02%
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.95%
Annual Return 2009	0.27%
Annual Return 2010	0.07%
(Money Market Funds - Administrator) | WF National Tax-Free Money Market Fund | Administrator Class
Bar Chart Table:
Annual Return 2001	2.54%
Annual Return 2002	1.18%
Annual Return 2003	0.66%
Annual Return 2004	0.80%
Annual Return 2005	2.10%
Annual Return 2006	3.19%
Annual Return 2007	3.40%
Annual Return 2008	2.01%
Annual Return 2009	0.26%
Annual Return 2010	0.04%
(Money Market Funds - Administrator) | WF 100% Treasury Money Market Fund | Administrator Class
Bar Chart Table:
Annual Return 2001	3.59%
Annual Return 2002	1.30%
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
(Money Market Funds - Administrator) | WF Treasury Plus Money Market Fund | Administrator Class
Bar Chart Table:
Annual Return 2001	3.74%
Annual Return 2002	1.45%
Annual Return 2003	0.80%
Annual Return 2004	0.98%
Annual Return 2005	2.80%
Annual Return 2006	4.68%
Annual Return 2007	4.67%
Annual Return 2008	1.42%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
(Money Market Funds - Administrator) | WF Government Money Market Fund | Administrator Class
Bar Chart Table:
Annual Return 2001	3.80%
Annual Return 2002	1.45%
Annual Return 2003	0.79%
Annual Return 2004	1.07%
Annual Return 2005	2.92%
Annual Return 2006	4.76%
Annual Return 2007	4.93%
Annual Return 2008	2.02%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
(Money Market Funds - Administrator) | WF Municipal Cash Management Money Market Fund | Administrator Class
Bar Chart Table:
Annual Return 2001	2.90%
Annual Return 2002	1.56%
Annual Return 2003	1.05%
Annual Return 2004	1.16%
Annual Return 2005	2.36%
Annual Return 2006	3.38%
Annual Return 2007	3.61%
Annual Return 2008	2.50%
Annual Return 2009	0.54%
Annual Return 2010	0.11%
(Money Market Funds - Administrator) | WF Heritage Money Market Fund | Administrator Class
Bar Chart Table:
Annual Return 2001	3.99%
Annual Return 2002	1.53%
Annual Return 2003	0.85%
Annual Return 2004	1.04%
Annual Return 2005	2.89%
Annual Return 2006	4.75%
Annual Return 2007	5.07%
Annual Return 2008	2.69%
Annual Return 2009	0.36%
Annual Return 2010	0.03%
(Money Market Funds - Administrator) | WF Cash Investment Money Market Fund | Administrator Class
Bar Chart Table:
Annual Return 2001	4.03%
Annual Return 2002	1.49%
Annual Return 2003	0.84%
Annual Return 2004	1.11%
Annual Return 2005	2.95%
Annual Return 2006	4.80%
Annual Return 2007	5.10%
Annual Return 2008	2.68%
Annual Return 2009	0.39%
Annual Return 2010	0.04%